N-2 - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cover [Abstract]
Entity Central Index Key	0001735964
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Cliffwater Corporate Lending Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Supplemental Expense Ratios	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022*	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Ratio of expenses to average net assets (excluding interest expense)[7]:
Deferred tax expense[8]	0.01%	0.01%	0.01%	—%	—%	—%
With fees waived, after taxes	1.33%	1.21%	1.24%	1.28%[6]	1.32%	1.80%

Senior Securities
Total Amount Outstanding
Reverse Repurchase Agreements	$—	$4,320,000	$3,870,000	$6,255,000	$6,833,000	$12,557,000
Secured Borrowings	—	—	—	204,168,415	249,990,230	—
Senior Credit Facility	1,190,000,000	1,175,000,000	932,000,000	607,000,000	1,195,000,000	190,000,000
Senior Notes	5,650,000,000	3,225,000,000	1,865,000,000	650,000,000	—	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements	—	4,138,255	2,863,249	1,078,983	693,179	60,321
Secured Borrowings	—	—	—	34,026	19,919	—
Senior Credit Facility	24,607	16,211	12,885	12,108	4,958	4,916
Senior Notes	5,972	6,517	6,920	11,376	—	—

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On July 22, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund issued additional Series U, Series V, Series W, Series X and Series Y notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,370 million with various maturities. On December 10, 2024, the Fund issued additional Series Z, Series AA, Series BB, Series CC and Series DD notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $755 million with various maturities. On March 18, 2025, the Fund priced additional Series EE, Series FF, Series GG, and Series HH notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $625 million, to be issued on July 2, with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships. See Notes 10 and 11 for more information regarding the interest rate swaps.

The table below sets forth a summary of the key terms of the series of Notes outstanding at March 31, 2025.

Series	Principal Outstanding March 31, 2025	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2025	Fair Value March 31, 2025	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$36,529	$13,902,430	$636,061,041	$633,877,900	4.10%	5.92%	March 28, 2027
A	250,000,000	Semi-Annual	13,386	2,731,418	247,255,196	243,799,192	4.10%	5.50%	March 28, 2027
B	215,000,000	Semi-Annual	131,844	1,023,202	213,844,954	214,803,890	5.44%	7.04%	July 19, 2025
C	130,000,000	Semi-Annual	253,997	1,404,195	128,341,808	130,062,636	5.50%	7.20%	July 19, 2026
D	10,000,000	Semi-Annual	19,532	105,378	9,875,090	10,004,818	5.50%	7.33%	July 19, 2026
E	130,000,000	Semi-Annual	355,882	2,059,959	127,584,159	130,571,197	5.61%	7.38%	July 19, 2027
F	160,000,000	Semi-Annual	578,534	4,718,161	154,703,305	160,969,385	5.72%	7.56%	July 19, 2029
G	40,000,000	Semi-Annual	144,638	1,172,641	38,682,721	40,242,346	5.72%	7.71%	July 19, 2029
H	34,000,000	Semi-Annual	72,280	(37,829)	33,965,549	34,319,390	7.06%	8.02%	December 6, 2025
I	95,000,000	Semi-Annual	747,210	(809,882)	95,062,672	98,925,841	7.10%	8.38%	December 6, 2027
I	10,000,000	Semi-Annual	47,225	(83,964)	10,036,739	10,413,246	7.10%	8.24%	December 6, 2027
J	141,000,000	Semi-Annual	1,468,765	(1,277,690)	140,808,925	150,161,258	7.17%	8.52%	December 6, 2029
K	115,200,000	Semi-Annual	436,094	(339,842)	115,103,748	117,143,739	6.75%	8.02%	August 4, 2026
L	304,800,000	Semi-Annual	1,719,198	(392,725)	303,473,527	317,099,950	6.77%	8.32%	August 4, 2028
M	114,000,000	Semi-Annual	733,247	897,372	112,369,381	120,283,902	6.81%	8.50%	August 4, 2030
N	66,000,000	Semi-Annual	463,689	1,585,417	63,950,894	71,046,858	6.99%	8.75%	August 4, 2033
O	85,000,000	Semi-Annual	402,911	(776,467)	85,373,556	87,381,342	7.04%	8.07%	January 20, 2027
O	27,000,000	Semi-Annual	13,145	(230,024)	27,216,879	27,756,426	7.04%	7.99%	January 20, 2027
P	224,000,000	Semi-Annual	1,357,187	(3,342,201)	225,985,014	236,286,854	7.06%	8.16%	January 20, 2029
Q	155,000,000	Semi-Annual	1,028,007	(2,711,168)	156,683,161	167,118,251	7.23%	8.38%	January 20, 2031
R	224,000,000	Semi-Annual	1,582,893	(4,274,825)	226,691,932	247,841,174	7.40%	8.51%	January 20, 2034
S	45,000,000	Semi-Annual	325,630	(982,571)	45,656,941	49,283,002	7.51%	8.73%	January 20, 2036
T	150,000,000	Semi-Annual	961,723	(2,084,953)	151,123,230	156,667,858	6.69%	7.76%	April 12, 2029
T	150,000,000	Semi-Annual	961,723	(1,807,172)	150,845,449	156,667,858	6.69%	7.75%	April 12, 2029
U	268,000,000	Semi-Annual	1,903,666	(3,165,439)	269,261,773	273,210,985	6.20%	6.84%	August 15, 2027
V	486,000,000	Semi-Annual	3,630,921	(6,415,008)	488,784,087	502,028,470	6.32%	7.15%	August 15, 2029
W	328,000,000	Semi-Annual	2,498,641	(3,613,349)	329,114,708	340,643,362	6.40%	7.30%	August 15, 2031
X	93,000,000	Semi-Annual	718,349	(287,163)	92,568,814	96,960,819	6.46%	7.41%	August 15, 2034
Y	195,000,000	Semi-Annual	1,514,116	5,193	193,480,691	197,870,285	6.51%	7.47%	August 15, 2036
Z	129,000,000	Semi-Annual	906,733	(389,530)	128,482,797	130,437,515	5.76%	6.45%	January 15, 2028
AA	160,500,000	Semi-Annual	1,138,260	(102,409)	159,464,149	163,166,438	5.85%	7.16%	March 14, 2030
Series	Principal Outstanding March 31, 2025	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2025	Fair Value March 31, 2025	Fixed Interest Rate	Effective Interest Rate	Maturity Date
BB	$174,500,000	Semi-Annual	$1,241,740	$549,821	$172,708,439	$177,654,024	6.01%	7.26%	March 14, 2032
CC	91,000,000	Semi-Annual	649,205	882,595	89,468,200	92,704,040	6.13%	7.32%	March 14, 2035
DD	200,000,000	Semi-Annual	1,428,145	2,632,093	195,939,762	197,279,133	6.18%	6.89%	January 15, 2037
EE		Semi-Annual		(362,540)	362,540		5.42%		July 2, 2028
FF		Semi-Annual		(543,861)	543,861		5.58%		July 2, 2030
GG		Semi-Annual		(703,554)	703,554		5.80%		July 2, 2032
HH		Semi-Annual		(199,842)	199,842		5.95%		July 2, 2035
Total	$5,650,000,000		$29,485,045	$(1,264,133)	$5,621,779,088	$5,784,683,384

Senior Securities Amount	$ 5,650,000,000
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022*	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$10.55	$10.67	$10.79	$10.60	$10.35	$10.15
Income from Investment Operations:
Net investment income[1]	1.08	1.15	0.87	0.16	0.72	0.72
Net realized and unrealized gain (loss) on investments[2]	0.10	0.18	(0.15)	0.03	0.27	0.19
Total income from investment operations	1.18	1.33	0.72	0.19	0.99	0.91
Less Distributions to shareholders:
From net investment income	(0.90)	(1.41)	(0.69)	—	(0.62)	(0.62)
From return of capital	—	(0.04)	(0.15)	—	(0.10)	(0.09)
From net realized gain	—	—	—	—	(0.02)	— [3]
Total Distributions to shareholders	(0.90)	(1.45)	(0.84)	—	(0.74)	(0.71)
Net asset value, end of period	$10.83	$10.55	$10.67	$10.79	$10.60	$10.35
Total return[4]	11.58%	13.34%	7.06%	1.79%[5]	10.38%	9.25%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,091,919	$17,872,941	$11,076,905	$6,742,783	$4,729,648	$744,892
Ratio of expenses to average net assets (excluding interest expense)[7]:
Before fees waived and deferred tax expense	1.32%	1.20%	1.23%	1.28%[6]	1.32%	1.80%
After fees waived	1.32%	1.20%	1.23%	1.28%[6]	1.32%	1.80%
Ratio of expenses to average net assets (including interest expense)[7]:
Before fees waived	3.19%	3.42%	2.95%	1.79%[6]	1.94%	2.43%
After fees waived	3.19%	3.42%	2.95%	1.79%[6]	1.94%	2.43%
Ratio of net investment income to average net assets (including interest expense)[7]:
Before fees waived	10.03%	10.81%	8.23%	6.24%[6]	6.74%	7.04%
After fees waived	10.03%	10.81%	8.23%	6.24%[6]	6.74%	7.04%

Portfolio turnover rate	34%	31%	26%	16%[5]	29%	29%

*     Fiscal year end changed to March 31, effective January 1, 2022.

[1] Based on average daily shares outstanding for the period.

[2] Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

[3] Amount represents less than $0.01 per share.

[4] Total returns would have been lower had expenses not been waived by Cliffwater LLC, the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

[5] Not annualized.

[6] Annualized.

[7] These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

[8] Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).

Supplemental Expense Ratios	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022*	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Ratio of expenses to average net assets (excluding interest expense)[7]:
Deferred tax expense[8]	0.01%	0.01%	0.01%	—%	—%	—%
With fees waived, after taxes	1.33%	1.21%	1.24%	1.28%[6]	1.32%	1.80%

Senior Securities
Total Amount Outstanding
Reverse Repurchase Agreements	$—	$4,320,000	$3,870,000	$6,255,000	$6,833,000	$12,557,000
Secured Borrowings	—	—	—	204,168,415	249,990,230	—
Senior Credit Facility	1,190,000,000	1,175,000,000	932,000,000	607,000,000	1,195,000,000	190,000,000
Senior Notes	5,650,000,000	3,225,000,000	1,865,000,000	650,000,000	—	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements	—	4,138,255	2,863,249	1,078,983	693,179	60,321
Secured Borrowings	—	—	—	34,026	19,919	—
Senior Credit Facility	24,607	16,211	12,885	12,108	4,958	4,916
Senior Notes	5,972	6,517	6,920	11,376	—	—

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On July 22, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund issued additional Series U, Series V, Series W, Series X and Series Y notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,370 million with various maturities. On December 10, 2024, the Fund issued additional Series Z, Series AA, Series BB, Series CC and Series DD notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $755 million with various maturities. On March 18, 2025, the Fund priced additional Series EE, Series FF, Series GG, and Series HH notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $625 million, to be issued on July 2, with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships. See Notes 10 and 11 for more information regarding the interest rate swaps.

The table below sets forth a summary of the key terms of the series of Notes outstanding at March 31, 2025.

Series	Principal Outstanding March 31, 2025	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2025	Fair Value March 31, 2025	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$36,529	$13,902,430	$636,061,041	$633,877,900	4.10%	5.92%	March 28, 2027
A	250,000,000	Semi-Annual	13,386	2,731,418	247,255,196	243,799,192	4.10%	5.50%	March 28, 2027
B	215,000,000	Semi-Annual	131,844	1,023,202	213,844,954	214,803,890	5.44%	7.04%	July 19, 2025
C	130,000,000	Semi-Annual	253,997	1,404,195	128,341,808	130,062,636	5.50%	7.20%	July 19, 2026
D	10,000,000	Semi-Annual	19,532	105,378	9,875,090	10,004,818	5.50%	7.33%	July 19, 2026
E	130,000,000	Semi-Annual	355,882	2,059,959	127,584,159	130,571,197	5.61%	7.38%	July 19, 2027
F	160,000,000	Semi-Annual	578,534	4,718,161	154,703,305	160,969,385	5.72%	7.56%	July 19, 2029
G	40,000,000	Semi-Annual	144,638	1,172,641	38,682,721	40,242,346	5.72%	7.71%	July 19, 2029
H	34,000,000	Semi-Annual	72,280	(37,829)	33,965,549	34,319,390	7.06%	8.02%	December 6, 2025
I	95,000,000	Semi-Annual	747,210	(809,882)	95,062,672	98,925,841	7.10%	8.38%	December 6, 2027
I	10,000,000	Semi-Annual	47,225	(83,964)	10,036,739	10,413,246	7.10%	8.24%	December 6, 2027
J	141,000,000	Semi-Annual	1,468,765	(1,277,690)	140,808,925	150,161,258	7.17%	8.52%	December 6, 2029
K	115,200,000	Semi-Annual	436,094	(339,842)	115,103,748	117,143,739	6.75%	8.02%	August 4, 2026
L	304,800,000	Semi-Annual	1,719,198	(392,725)	303,473,527	317,099,950	6.77%	8.32%	August 4, 2028
M	114,000,000	Semi-Annual	733,247	897,372	112,369,381	120,283,902	6.81%	8.50%	August 4, 2030
N	66,000,000	Semi-Annual	463,689	1,585,417	63,950,894	71,046,858	6.99%	8.75%	August 4, 2033
O	85,000,000	Semi-Annual	402,911	(776,467)	85,373,556	87,381,342	7.04%	8.07%	January 20, 2027
O	27,000,000	Semi-Annual	13,145	(230,024)	27,216,879	27,756,426	7.04%	7.99%	January 20, 2027
P	224,000,000	Semi-Annual	1,357,187	(3,342,201)	225,985,014	236,286,854	7.06%	8.16%	January 20, 2029
Q	155,000,000	Semi-Annual	1,028,007	(2,711,168)	156,683,161	167,118,251	7.23%	8.38%	January 20, 2031
R	224,000,000	Semi-Annual	1,582,893	(4,274,825)	226,691,932	247,841,174	7.40%	8.51%	January 20, 2034
S	45,000,000	Semi-Annual	325,630	(982,571)	45,656,941	49,283,002	7.51%	8.73%	January 20, 2036
T	150,000,000	Semi-Annual	961,723	(2,084,953)	151,123,230	156,667,858	6.69%	7.76%	April 12, 2029
T	150,000,000	Semi-Annual	961,723	(1,807,172)	150,845,449	156,667,858	6.69%	7.75%	April 12, 2029
U	268,000,000	Semi-Annual	1,903,666	(3,165,439)	269,261,773	273,210,985	6.20%	6.84%	August 15, 2027
V	486,000,000	Semi-Annual	3,630,921	(6,415,008)	488,784,087	502,028,470	6.32%	7.15%	August 15, 2029
W	328,000,000	Semi-Annual	2,498,641	(3,613,349)	329,114,708	340,643,362	6.40%	7.30%	August 15, 2031
X	93,000,000	Semi-Annual	718,349	(287,163)	92,568,814	96,960,819	6.46%	7.41%	August 15, 2034
Y	195,000,000	Semi-Annual	1,514,116	5,193	193,480,691	197,870,285	6.51%	7.47%	August 15, 2036
Z	129,000,000	Semi-Annual	906,733	(389,530)	128,482,797	130,437,515	5.76%	6.45%	January 15, 2028
AA	160,500,000	Semi-Annual	1,138,260	(102,409)	159,464,149	163,166,438	5.85%	7.16%	March 14, 2030
Series	Principal Outstanding March 31, 2025	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2025	Fair Value March 31, 2025	Fixed Interest Rate	Effective Interest Rate	Maturity Date
BB	$174,500,000	Semi-Annual	$1,241,740	$549,821	$172,708,439	$177,654,024	6.01%	7.26%	March 14, 2032
CC	91,000,000	Semi-Annual	649,205	882,595	89,468,200	92,704,040	6.13%	7.32%	March 14, 2035
DD	200,000,000	Semi-Annual	1,428,145	2,632,093	195,939,762	197,279,133	6.18%	6.89%	January 15, 2037
EE		Semi-Annual		(362,540)	362,540		5.42%		July 2, 2028
FF		Semi-Annual		(543,861)	543,861		5.58%		July 2, 2030
GG		Semi-Annual		(703,554)	703,554		5.80%		July 2, 2032
HH		Semi-Annual		(199,842)	199,842		5.95%		July 2, 2035
Total	$5,650,000,000		$29,485,045	$(1,264,133)	$5,621,779,088	$5,784,683,384

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 5.30% – 6.35%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term ratings by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund incurs costs in connection with the issuance of the Notes. These costs are recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of offering costs on notes is included on the Consolidated Statement of Operations and the carrying amount on the Consolidated Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs and the interest rate fair value adjustment.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At March 31, 2025, the Fund was in compliance with all covenants under the Note Agreements.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investing in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investing in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) investing in special purpose vehicles (“SPVs”) and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Risk [Text Block]	Principal Risks

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Derivative Instruments

The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Economic Downturn or Recession or Other Market Disruption

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the

Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions.

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), announced plans to phase out the use of LIBOR at the end of 2021. As a result of benchmark reforms, publication of all LIBOR settings ceased as of June 30, 2023 and all synthetic U.S. dollar LIBOR settings were discontinued at the end of September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund or a Portfolio Fund’s performance or NAV.

SOFR RISK

SOFR is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR. If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Limited Liquidity

	Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment
Effects of Leverage [Text Block]

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, amended effective December 18, 2024, provides for borrowings on a committed basis in an aggregate principal amount up to $5,450,000,000. Under the Facility, the Fund has 6-year term loans in the amount of $1,190,000,000 (“Term Loans”), may borrow up to an additional $3,157,500,000 on a revolving basis (the “Revolving Loan”), and may borrow up to an additional $1,102,500,000 on a delayed draw term loan (“DDTL”). The Fund may request the Revolving Loan to be increased from time to time up to an aggregate amount of $6,500,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on April 6, 2029 and Term Loans and DDTL mature on April 8, 2030. As of March 31, 2025 the Term Loan and Revolving Loan balance were $1,190,000,000 and $0, respectively. Fair value of the Term Loan and Revolving Loan balance approximates carrying value as the loans have variable interest based on short term rates. These loans would be categorized as Level 3 within the fair value hierarchy.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes. For the year ended March 31, 2025, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Term Loan were $842,561,644, $1,190,000,000 and 7.11%, respectively. For the year ended March 31, 2025, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Revolving Loan were

$307,315,068, $1,075,000,000 and 7.13%, respectively. In addition, the interest rate at period end on the Term Loans was 6.45%. The interest expense during the year ended March 31, 2025, was $87,516,195. Commitment fees incurred are prepaid and amortized over the term of the loan. For the year ended March 31, 2025, commitment fees were $5,023,120. Unused commitment fees for the year ended March 31, 2025, were $1,305,812.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at certain times, such as when the Fund incurs indebtedness, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the year ended March 31, 2025 are as follows:

Commencement Date	April 15, 2024	July 15, 2024	October 14, 2024	January 17, 2025
Repurchase Request	May 15, 2024	August 14, 2024	November 13, 2024	February 19, 2025
Repurchase Pricing date	May 15, 2024	August 14, 2024	November 13, 2024	February 19, 2025

Net Asset Value as of Repurchase Offer Date
Class I	$10.77	$10.77	$10.77	$10.78

Amount Repurchased
Class I	$389,419,493	$558,253,445	$695,314,676	$595,129,271

Percentage of Outstanding Shares Repurchased
Class I	1.99%	2.58%	2.92%	2.24%

Security Dividends [Text Block]	The minimum initial investment in Class I Shares by any investor is $10 million.
Long Term Debt [Table Text Block]

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of March 31, 2025.

Outstanding Securities [Table Text Block]
Assets:
Investments in unaffiliated securities, at value (cost $33,493,595,427)(a)	$33,832,811,556
Investments in affiliated securities, at value (cost $78,562,000)	82,087,402
Foreign currency, at value (cost $3,912,996)	4,544,362
Unrealized appreciation on forward foreign currency exchange contracts	29,041,923
Unrealized appreciation on swap contracts	34,934,008
Cash	297,421,583
Cash collateral for swap contracts	78,410,000
Receivables:
Investment securities sold	133,543,521
Fund shares sold	286,890,158
Dividends and interest	333,989,302
Swap interest	6,466,168
Prepaid expenses	606,208
Prepaid underlying loan expense	7,196,652
Prepaid commitment fees on secured credit facility	18,258,249
Total assets	35,146,201,092

Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	52,088,909
Unrealized depreciation on swap contracts	33,669,875
Due to custodian	6,654,567
Payables:
Senior notes (Net of deferred offering cost of $29,485,045) (Note 2)	5,621,779,088
Secured credit facility (Note 2)	1,190,000,000
Line of credit facility waiver of fees	699,841
Investment securities purchased	67,158,534
Deferred tax liability	5,179,318
Current tax liability	72,068
Interest on senior notes	56,979,170
Interest on secured credit facility	4,753,797
Investment Management fees	5,937,848
Audit fees	2,145,364
Fund administration fees	1,527,590
Legal fees	11,810
Custody fees	476,820
Trustees’ fees and expenses	93,749
Transfer agency fees and expenses	122,747
Sub transfer agency fees and expenses	2,770,888
Chief Compliance Officer fees	25,363
Other accrued expenses	2,135,017
Total liabilities	7,054,282,363

Net Assets	$28,091,918,729

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$27,510,941,220
Total distributable earnings	580,977,509
Net Assets	$28,091,918,729

Class I Shares:
Net assets applicable to shares outstanding	$28,091,918,729
Shares of beneficial interest issued and outstanding	2,593,684,334
Net asset value, offering, and redemption price per share	10.83

Debt Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Private Investment Funds [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Derivative Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivative Instruments

The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Economic Downturn or Recession or Other Market Disruption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic Downturn or Recession or Other Market Disruption

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the

Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions.

SOFR RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR RISK

SOFR is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR. If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.83
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	2,593,684,334
Reverse Repurchase Agreements [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 4,320,000	$ 3,870,000	$ 6,255,000	$ 6,833,000	$ 12,557,000
Senior Securities Coverage per Unit		$ 4,138,255	$ 2,863,249	$ 1,078,983	$ 693,179	$ 60,321
Secured Borrowings [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 204,168,415	$ 249,990,230
Senior Securities Coverage per Unit				$ 34,026	$ 19,919
Senior Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 1,190,000,000	$ 1,175,000,000	$ 932,000,000	$ 607,000,000	$ 1,195,000,000	$ 190,000,000
Senior Securities Coverage per Unit	$ 24,607	$ 16,211	$ 12,885	$ 12,108	$ 4,958	$ 4,916
Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 5,650,000,000	$ 3,225,000,000	$ 1,865,000,000	$ 650,000,000
Senior Securities Coverage per Unit	$ 5,972	$ 6,517	$ 6,920	$ 11,376
Series A Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 650,000,000
Series A One Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	250,000,000
Series B Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	215,000,000
Series C Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	130,000,000
Series D Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	10,000,000
Series E Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	130,000,000
Series F Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	160,000,000
Series G Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	40,000,000
Series H Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	34,000,000
Series I Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	95,000,000
Series I One Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	10,000,000
Series J Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	141,000,000
Series K Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	115,200,000
Series L Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	304,800,000
Series M Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	114,000,000
Series N Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	66,000,000
Series O Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	85,000,000
Series O One Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	27,000,000
Series P Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	224,000,000
Series Q Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	155,000,000
Series R Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	224,000,000
Series S Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	45,000,000
Series T One Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	150,000,000
Series T Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	150,000,000
Series U Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	268,000,000
Series V Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	486,000,000
Series W Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	328,000,000
Series X Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	93,000,000
Series Y Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	195,000,000
Series Z Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	129,000,000
Series AA Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	160,500,000
Series BB Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	174,500,000
Series CC Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	91,000,000
Series DD Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 200,000,000